Schedule of convertible loan (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Convertible debt	$ 1,746	$ 2,303	$ 5,094
Unsecured Fixed Rate Convertible Loan [Member]
Short-Term Debt [Line Items]
Debt Period	24 months
Debt Interest rate per annum	5.00%	5.00%
Debt Guarantees
Debt Other Security
Convertible debt	$ 1,746	$ 2,303	$ 5,094